Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Arbor Realty Commercial Real Estate Notes 2025-BTR1, LLC

Arbor Realty Collateral Management, LLC (the “Collateral Manager”)

J.P. Morgan Securities LLC

Barclays Capital Inc.

(collectively, the “Specified Parties”)

Re:	Arbor Realty Commercial Real Estate Notes 2025-BTR1, LLC (the “Issuer”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information as of 8 May 2025 with respect to the Collateral Interests (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Collateral Interests, which contain various source documents (the “Source Documents”) relating to the Collateral Interests and Mortgaged Properties (as defined herein),
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for any Collateral Interests (the “Multiple Property Loans”) that are secured by multiple Mortgaged Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Collateral Manager, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Collateral Manager, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Collateral Manager, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the Issuer’s securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by the Collateral Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Collateral Interests, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Collateral Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Collateral Interests conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Collateral Interests,
iii.	Whether the originator(s) of the Collateral Interests complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the Notes (as defined in the Draft Preliminary Offering Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 May 2025

Attachment A Page 1 of 19

Background

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, indicated that, as of the date hereof, it is expected that:

a.	The assets of the Issuer as of the settlement date of the securitization transaction will primarily consist of 21 mortgage loans and/or senior participation(s) of mortgage loans (the “Collateral Interests”), each secured by a first-lien mortgage on one or more properties (the ”Mortgaged Properties”),
b.	The Collateral Interests are comprised of:
i.	Four fully funded mortgage loans (the “Bridge Mortgage Loans”) and
ii.	17 partially funded senior participation interests (the “Funded Senior Participations”),
c.	With respect to the Funded Senior Participations, there exists one or more related senior pari-passu interest(s) that are unfunded (the “Future Funding Participation(s)”) which will not be assets of the Issuer as of the settlement date of the securitization transaction and which evidence the amount of certain future advances which may be made subsequent to the date hereof and
d.	With respect to the Collateral Interests, there are no funded or unfunded junior participations or subordinate debt.

For the purpose of the procedures described in this report:

a.	Each Funded Senior Participation, together with the corresponding Future Funding Participation(s), is hereinafter referred to as the “Build to Rent Mortgage Loan” and
b.	The Bridge Mortgage Loans and Build to Rent Mortgage Loans are hereinafter collectively referred to as the “Mortgage Loans,” “Mortgage Loan Commitments” and “Total Debt.”

Attachment A Page 2 of 19

Procedures performed and our associated findings

1.	The Collateral Manager, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Collateral Manager, on behalf of the Issuer, indicated contains information as of the corresponding payment date in May 2025 (collectively, the ”Reference Date”) relating to the Collateral Interests, Mortgaged Properties, Mortgage Loans, Mortgage Loan Commitments and Total Debt and
b.	Record layout and decode information related to the information on the Preliminary Data File.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the Collateral Manager, on behalf of the Issuer, subject only to the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, described in the notes on Exhibit 2 to Attachment A and the succeeding paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Collateral Manager, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, the Collateral Manager, on behalf of the Issuer, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

Attachment A Page 3 of 19

2.	As instructed by the Collateral Manager, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Collateral Manager. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, the Collateral Manager, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Collateral Manager, on behalf of the Issuer, indicated contains information as of the Reference Date relating to the Collateral Interests, Mortgaged Properties, Mortgage Loans, Mortgage Loan Commitments and Total Debt.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date or Anticipated Repayment Date and
c.	Fully Extended Maturity Date,

as applicable, as shown on the Final Data File, we recalculated the:

i.	Original Loan Term (Initial) and
ii.	Fully Extended Loan Term (Initial)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the characteristics listed in i. and ii. above, the Collateral Manager, on behalf of the Issuer, instructed us to use the number of loan payment dates from and after the “First Payment Date” (including the “Initial Maturity Date or Anticipated Repayment Date” or “Fully Extended Maturity Date,” as applicable, all as shown on the Final Data File), irrespective of the number of full interest accrual periods.

Attachment A Page 4 of 19

6.	Using the:
a.	Seasoning (months),
b.	Original Loan Term (Initial) and
c.	Fully Extended Loan Term (Initial),

as applicable, as shown on the Final Data File, we recalculated the:

i.	Original Loan Term (Remaining) and
ii.	Fully Extended Loan Term (Remaining)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	For each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the “Original Loan Term (Initial),” as shown on the Final Data File, for the “Initial IO Period” characteristic. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Initial IO Period and
b.	Seasoning (months),

as shown on the Final Data File, we recalculated the “Initial IO Period (Remaining)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the sum of the:
a.	Mortgage Loan Initial Funded Amount ($) and
b.	Mortgage Loan Initial Unfunded Future Funding Amount ($),

as shown on the Final Data File, we recalculated the “Mortgage Loan Commitment Original Balance ($)” of each Mortgage Loan.

For any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to allocate the “Mortgage Loan Commitment Original Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the sum of the:
a.	Mortgage Loan Cut-off Date Balance ($) and
b.	Subordinate Debt Cut-off Date Balance ($),

as shown on the Final Data File, we recalculated the “Total Debt Cut-off Date Balance ($)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan with the “Subordinate Debt Cut-off Date Balance ($)” characteristic as “N/A,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the “Total Debt Cut-off Date Balance ($)” characteristic.

Attachment A Page 5 of 19
11.	Using the sum of the:
a.	Collateral Interest Cut-off Date Balance ($) and
b.	Collateral Interest Cut-off Date Unfunded Balance ($),

as shown on the Final Data File, we recalculated the “Collateral Interest Balloon Balance ($)” of each Mortgage Loan.

For any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to allocate the “Collateral Interest Balloon Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	For each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the “Junior Participation Cut-off Date Balance,” as shown on the Final Data File, for the “Junior Participation Balloon Payment ($)” characteristic.

For any Mortgage Loan with the “Junior Participation Cut-off Date Balance” characteristic as “N/A,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “0” for the “Junior Participation Balloon Payment ($)” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the sum of the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Collateral Interest Cut-off Date Unfunded Balance ($) and
c.	Future Funding Companion Participation Cut-off Date Unfunded Balance ($),

as shown on the Final Data File, we recalculated the “Mortgage Loan Balloon Balance ($)” of each Mortgage Loan.

For any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to allocate the “Mortgage Loan Balloon Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the sum of the:
a.	Mortgage Loan Index Floor and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Mortgage Loan Rate Floor” for each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 19

15.	Using the sum of the:
a.	Mortgage Loan Index Cap and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Mortgage Loan Rate Cap” for each Mortgage Loan.

For any Mortgage Loan with the “Mortgage Loan Index Cap” characteristic as “N/A,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use the “Mortgage Loan Cut-off Date Interest Rate,” as shown on the Final Data File, for the “Mortgage Loan Rate Cap” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Index and
b.	Index Rounding Factor

as shown on the Final Data File, and the applicable Index Assumption (as defined herein) provided by the Collateral Manager, on behalf of the Issuer, we recalculated the “Index Rate Assumption” of each Mortgage Loan.

For any Mortgage Loan with the “Index” characteristic as “1 month CME Term SOFR,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use 4.25000% (the “Index Assumption”) for the purpose of recalculating the “Index Rate Assumption” characteristic for each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Mortgage Loan Margin,
b.	Collateral Interest Margin,
c.	Junior Participation Cut-off Date Margin,
d.	Subordinate Debt Margin,
e.	Mortgage Loan Index Floor,
f.	Subordinate Debt Floor and
g.	Index Rate Assumption,

as applicable, as shown on the Final Data File, and the applicable instructions, assumptions and calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Cut-off Date Interest Rate,
ii.	Collateral Interest Cut-off Date Interest Rate,
iii.	Junior Participation Cut-off Date Interest Rate and
iv.	Subordinate Debt Interest Rate

of each Mortgage Loan.

Attachment A Page 7 of 19

17. (continued)

For the purpose of recalculating the characteristics listed in i. through iv. above, the Collateral Manager, on behalf of the Issuer, instructed us to ignore any references to “Adjusted LIBOR Rate,” “Adjusted SOFR Rate,” “Reserve Percentage,” “Alternative Index,” “Alternative Rate,” “Substitute Rate,” “Benchmark Replacement,” “Benchmark Replacement Adjustment,” “Benchmark Replacement Conforming Changes,” “Benchmark Transition Date,“ “Mortgage Loan Margin Change (Y/N),” “Mortgage Loan Margin Change Description” and/or “Prime Rate” in the applicable Source Document(s).

For the purpose of recalculating the characteristics listed in i. through iii. above for each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the “Mortgage Loan Margin,” “Collateral Interest Margin” or “Junior Participation Cut-off Date Margin,” as applicable, and the greater of the:

a.	Mortgage Loan Index Floor and
b.	Index Rate Assumption,

as shown on the Final Data File.

For any Mortgage Loan with the “Subordinate Debt Rate Type” characteristic as “Floating,” the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Subordinate Debt Interest Rate” as the greater of the:

a.	Sum of the:
i.	Subordinate Debt Margin and
ii.	Index Rate Assumption and
b.	Subordinate Debt Floor,

as shown on the Final Data File.

For any Mortgage Loan with the “Junior Participation Cut-off Date Margin” characteristic as “N/A,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the “Junior Participation Cut-off Date Interest Rate” characteristic.

For any Mortgage Loan with the “Subordinate Debt Rate Type” characteristic as “Fixed,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use the applicable fixed interest rate, as shown in the applicable Source Document(s) for the “Subordinate Debt Interest Rate” characteristic. For any Mortgage Loan with the “Subordinate Debt (Y/N)” characteristic as “No,” the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the “Subordinate Debt Interest Rate” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 19

18.	Using the:
a.	Collateral Interest Cut-off Date Balance ($),
b.	Mortgage Loan Cut-off Date Balance ($),
c.	Mortgage Loan Balloon Balance ($),
d.	Collateral Interest Cut-off Date Interest Rate,
e.	Mortgage Loan Cut-off Date Interest Rate and
f.	Interest Accrual Basis,

as applicable, as shown on the Final Data File, and the applicable instructions, assumptions and calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Collateral Interest Annual Debt Service Payment (IO) ($),
ii.	Mortgage Loan Annual Debt Service Payment (IO) ($) and
iii.	Mortgage Loan Maturity Annual Debt Service (IO) ($)

of each Mortgage Loan.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Collateral Interest Annual Debt Service Payment (IO) ($)” of each Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Collateral Interest Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Collateral Interest Cut-off Date Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment (IO) ($)” of each Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Cut-off Date Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Maturity Annual Debt Service (IO) ($)” of each Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Balloon Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Cut-off Date Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

Attachment A Page 9 of 19

18. (continued)

For any Mortgage Loan with the “Initial IO Period (Remaining)” characteristic as “0,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the characteristics listed in i. through iii. above.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Mortgage Loan Balloon Balance ($),
c.	Collateral Interest Cut-off Date Balance ($),
d.	Subordinate Debt Cut-off Date Balance ($),
e.	Mortgage Loan Cut-off Date Interest Rate,
f.	Collateral Interest Cut-off Date Interest Rate,
g.	Subordinate Debt Interest Rate,
h.	Interest Accrual Basis,
i.	Subordinate Debt Accrual Basis and
j.	Subordinate Debt (Y/N)

as applicable, as shown on the Final Data File, and the applicable instructions, assumptions and calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service Payment (P&I) ($),
ii.	Mortgage Loan Maturity Annual Debt Service (P&I) ($),
iii.	Collateral Interest Annual Debt Service Payment (P&I) ($) and
iv.	Subordinate Debt Annual Debt Service Payment (P&I) ($)

of each Mortgage Loan.

For each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Loan Annual Debt Service Payment (IO) ($),
b.	Mortgage Loan Maturity Annual Debt Service (IO) ($) and
c.	Collateral Interest Annual Debt Service Payment (IO) ($),

as shown on the Final Data File, for the:

i.	Mortgage Loan Annual Debt Service Payment (P&I) ($),
ii.	Mortgage Loan Maturity Annual Debt Service (P&I) ($) and
iii.	Collateral Interest Annual Debt Service Payment (P&I) ($),

respectively.

For any Mortgage Loan with the “Subordinate Debt (Y/N)” characteristic as “Yes,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Subordinate Debt Annual Debt Service Payment (P&I) ($)” as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Subordinate Debt Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Subordinate Debt Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

Attachment A Page 10 of 19

19. (continued)

For any Mortgage Loan with the “Subordinate Debt (Y/N)” characteristic as “No,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the “Subordinate Debt Annual Debt Service Payment (P&I) ($)” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Mortgage Loan Balloon Balance ($),
c.	Collateral Interest Cut-off Date Balance ($),
d.	Subordinate Debt Cut-off Date Balance ($),
e.	Mortgage Loan Rate Cap,
f.	Subordinate Debt Cap,
g.	Interest Accrual Basis and
h.	Subordinate Debt Accrual Basis,

as applicable, as shown on the Final Data File, and the applicable instructions, assumptions and calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service Payment (Cap) ($),
ii.	Mortgage Loan Maturity Annual Debt Service (Cap) ($),
iii.	Collateral Interest Annual Debt Service Payment (Cap) ($) and
iv.	Subordinate Debt Annual Debt Service at Cap ($)

of each Mortgage Loan.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment (Cap) ($)” as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Maturity Annual Debt Service (Cap)” as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Balloon Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

Attachment A Page 11 of 19

20. (continued)

For each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Collateral Interest Annual Debt Service Payment (Cap) ($)” as the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Annual Debt Service Payment (Cap) ($),” as shown on the Final Date File, and
b.	The quotient of:
i.	The “Collateral Interest Cut-off Date Balance ($),” as shown on the Final Data File, divided by
ii.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File.

For each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Subordinate Debt Annual Debt Service at Cap ($)” as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Subordinate Debt Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Subordinate Debt Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For any Mortgage Loan with the "Subordinate Debt Cap” characteristic as “N/A,” as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for the “Subordinate Debt Annual Debt Service at Cap ($)” characteristic.

21.	Using:
a.	The “Mortgage Loan Balloon Balance ($),” as shown on the Final Data File, and
b.	The takeout rate assumption of 6.000% (the “Takeout Rate”), which was provided by the Collateral Manager, on behalf of the Issuer,

and the applicable instructions, assumptions and calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Maturity Annual Debt Service (at takeout rate) ($) and
ii.	Senior Participation Maturity Annual Debt Service (at takeout rate) ($)

of each Mortgage Loan.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Maturity Annual Debt Service (at takeout rate) ($)” and “Senior Participation Maturity Annual Debt Service (at takeout rate) ($)” as the product of:

a.	The “Mortgage Loan Balloon Balance ($),” as shown on the Final Data File,
b.	The Takeout Rate and
c.	365/360.

Attachment A Page 12 of 19

22.	Using:
a.	Information on the Final Data File,
b.	The applicable instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Collateral Interest Cut-off Date As-Is LTV Ratio,
ii.	Mortgage Loan Cut-off Date As-Is LTV Ratio,
iii.	Total Debt Cut-off Date As-Is LTV,
iv.	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio and
v.	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio

of each Mortgage Loan (except for any Mortgage Loan in a Crossed Loan Group (as defined herein), with respect to i. through v. above, and for any Build to Rent Mortgage Loan, with respect to i. and ii. above, which are described in the succeeding paragraph(s) of this Item) and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the characteristics listed in i. through v. above to the nearest 1/10th of one percent.

For any Mortgage Loan with the “Cross Collateralized and Cross Defaulted Loan Flag” characteristic as “Yes” (each such group of Mortgage Loans, a “Crossed Loan Group”), as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the characteristics listed in i. through v. above on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

For any Build to Rent Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the values shown on the as is value calc schedule Source Document, which is a Microsoft Excel file labeled “Arbor As-Is Value Calcs (5.7.2025).xlsx” which was provided by the Collateral Manager, on behalf of the Issuer, on 7 May 2025, for the characteristics listed in i. and ii. above.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to:

a.	Use the “As-Is Appraised Value ($),” as shown on the Final Data File, to recalculate the “Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio” and “Collateral Interest Commitment Maturity Date Stabilized LTV Ratio” characteristics for any Mortgage Loan with the “Stabilized Appraised Value ($)” characteristic as “N/A,” as shown on the Final Data File, and
b.	Use “N/A” for the “Total Debt Cut-off Date As-Is LTV” characteristic for any Mortgage Loan with the “Subordinate Debt (Y/N)” characteristic as “No,” as shown on the Final Data File.

Attachment A Page 13 of 19

22. (continued)

For the Underlying Properties associated with any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the:

a.	Collateral Interest Cut-off Date As-Is LTV Ratio,
b.	Mortgage Loan Cut-off Date As-Is LTV Ratio,
c.	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio and
d.	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio

for the Multiple Property Loan as the value for each of the characteristics listed in a. through d. above for each of the Underlying Properties associated with such Multiple Property Loan.

For the Underlying Properties associated with any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use “<blank>” for the “Total Debt Cut-off Date As-Is LTV” characteristic.

23.	Using:
a.	Information on the Final Data File,
b.	The applicable instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Collateral Interest Most Recent NOI DSCR,
ii.	Collateral Interest Most Recent NCF DSCR,
iii.	Mortgage Loan Most Recent NOI DSCR,
iv.	Mortgage Loan Most Recent NCF DSCR,
v.	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR,
vi.	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR,
vii.	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR,
viii.	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR,
ix.	Collateral Interest Underwritten Stabilized NOI DSCR,
x.	Collateral Interest Underwritten Stabilized NCF DSCR,
xi.	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR,
xii.	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR,
xiii.	Collateral Interest Appraisal Stabilized NOI DSCR,
xiv.	Collateral Interest Appraisal Stabilized NCF DSCR,
xv.	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR,
xvi.	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR and
xvii.	Total Debt Cut-off Date UW NCF DSCR

of each Mortgage Loan (except for any Mortgage Loan in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item) and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the characteristics listed in i. through xvii. above to two decimal places.

Attachment A Page 14 of 19

23. (continued)

For any Mortgage Loan in a Crossed Loan Group, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the characteristics listed in i. through xvii. above on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to:

a.	Use the “Mortgage Loan Maturity Annual Debt Service (at takeout rate) ($),” as shown on the Final Data File, to recalculate the:
i.	Collateral Interest Underwritten Stabilized NOI DSCR,
ii.	Collateral Interest Underwritten Stabilized NCF DSCR,
iii.	Collateral Interest Appraisal Stabilized NOI DSCR,
iv.	Collateral Interest Appraisal Stabilized NCF DSCR,
v.	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR,
vi.	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR,
vii.	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR and
viii.	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR

characteristics for each Mortgage Loan,

b.	Use the sum of the:
i.	Lesser of the:
a)	Mortgage Loan Annual Debt Service Payment (P&I) ($) and
b)	Mortgage Loan Annual Debt Service Payment (Cap) ($) and
ii.	Lesser of the:
a)	Subordinate Debt Annual Debt Service Payment (P&I) ($) and
b)	Subordinate Debt Annual Debt Service at Cap ($),

as shown on the Final Data File, to recalculate the “Total Debt Cut-off Date UW NCF DSCR” characteristic for any Mortgage Loan with the “Subordinate Debt (Y/N)” characteristic as “Yes,” as shown on the Final Data File,

c.	Use “N/A” for the “Total Debt Cut-off Date UW NCF DSCR” characteristic for any Mortgage Loan with the “Subordinate Debt (Y/N)” characteristic as “No,” as shown on the Final Data File, and to use “<blank>” for any related Underlying Properties,
d.	Use “N/A” for the:
i.	Collateral Interest Most Recent NOI DSCR,
ii.	Collateral Interest Most Recent NCF DSCR,
iii.	Mortgage Loan Most Recent NOI DSCR and
iv.	Mortgage Loan Most Recent NCF DSCR

characteristics for any Mortgage Loan with the “Most Recent NOI” or “Most Recent NCF” characteristic as “N/A,” as applicable, as shown on the Final Data File,

e.	Use “N/A” for the:
i.	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR,
ii.	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR,
iii.	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR,
iv.	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR and
v.	Total Debt Cut-off Date UW NCF DSCR

characteristics for any Mortgage Loan with the “Underwritten NOI ($)” or “Underwritten NCF ($)” characteristic as “N/A,” as applicable, as shown on the Final Data File,

Attachment A Page 15 of 19

23. (continued)

f.	Use “N/A” for the:
i.	Collateral Interest Appraisal Stabilized NOI DSCR,
ii.	Collateral Interest Appraisal Stabilized NCF DSCR,
iii.	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR and
iv.	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR

characteristics for any Mortgage Loan with the “Appraisal Stabilized NOI ($)” or “Appraisal Stabilized NCF ($)” characteristic as “N/A,” as applicable, as shown on the Final Data File and

g.	Use the maximum of “1.00x” and the result of the recalculation for the:
i.	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR,
ii.	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR,
iii.	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR,
iv.	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR,
v.	Collateral Interest Underwritten Stabilized NOI DSCR,
vi.	Collateral Interest Underwritten Stabilized NCF DSCR,
vii.	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR,
viii.	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR,
ix.	Collateral Interest Appraisal Stabilized NOI DSCR,
x.	Collateral Interest Appraisal Stabilized NCF DSCR,
xi.	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR,
xii.	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR and
xiii.	Total Debt Cut-off Date UW NCF DSCR

characteristics for any Mortgage Loan with an in place or springing debt service reserve or holdback.

For the Underlying Properties associated with any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the:

a.	Collateral Interest Most Recent NOI DSCR,
b.	Collateral Interest Most Recent NCF DSCR,
c.	Mortgage Loan Most Recent NOI DSCR,
d.	Mortgage Loan Most Recent NCF DSCR,
e.	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR,
f.	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR,
g.	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR,
h.	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR,
i.	Collateral Interest Underwritten Stabilized NOI DSCR,
j.	Collateral Interest Underwritten Stabilized NCF DSCR,
k.	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR,
l.	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR,
m.	Collateral Interest Appraisal Stabilized NOI DSCR,
n.	Collateral Interest Appraisal Stabilized NCF DSCR,
o.	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR and
p.	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR

for the Multiple Property Loan as the value for each of the characteristics listed in a. through p. above for each of the Underlying Properties associated with such Multiple Property Loan.

Attachment A Page 16 of 19

24.	Using:
a.	Information on the Final Data File,
b.	The applicable instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Cut-off Date Collateral Interest Most Recent NOI Debt Yield,
ii.	Cut-off Date Collateral Interest Most Recent NCF Debt Yield,
iii.	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield,
iv.	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield,
v.	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield,
vi.	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield,
vii.	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield,
viii.	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield,
ix.	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield,
x.	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield,
xi.	Collateral Interest Underwritten Stabilized NOI Debt Yield,
xii.	Collateral Interest Underwritten Stabilized NCF Debt Yield,
xiii.	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield,
xiv.	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield,
xv.	Collateral Interest Appraisal Stabilized NOI Debt Yield,
xvi.	Collateral Interest Appraisal Stabilized NCF Debt Yield and
xvii.	Total Debt Cut-off Date UW NOI DY

of each Mortgage Loan (except for any Mortgage Loans in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item) and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the characteristics listed in i. through xvii. above to the nearest 1/10th of one percent.

For any Mortgage Loan in a Crossed Loan Group, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the characteristics listed in i. through xvii. above on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

Attachment A Page 17 of 19

24. (continued)

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to:

a.	Use the “Mortgage Loan Balloon Balance ($),” as shown on the Final Data File, to recalculate the:
i.	Collateral Interest Underwritten Stabilized NOI Debt Yield,
ii.	Collateral Interest Underwritten Stabilized NCF Debt Yield,
iii.	Collateral Interest Appraisal Stabilized NOI Debt Yield and
iv.	Collateral Interest Appraisal Stabilized NCF Debt Yield

characteristics for each Mortgage Loan,

b.	Use “N/A” for the “Total Debt Cut-off Date UW NOI DY” characteristic for any Mortgage Loan with the “Subordinate Debt (Y/N)” characteristic as “No” or for any Mortgage Loan with the “Underwritten NOI ($)” or “Underwritten NCF ($)” characteristic as “N/A,” as applicable, as shown on the Final Data File, and to use “<blank>” for any related Underlying Properties,
c.	Use “N/A” for the:
i.	Cut-off Date Collateral Interest Most Recent NOI Debt Yield,
ii.	Cut-off Date Collateral Interest Most Recent NCF Debt Yield,
iii.	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield and
iv.	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield

characteristics for any Mortgage Loan with the “Most Recent NOI” or “Most Recent NCF” characteristic as “N/A,” as applicable, as shown on the Final Data File,

d.	Use “N/A” for the:
i.	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield,
ii.	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield,
iii.	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield and
iv.	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield

characteristics for any Mortgage Loan with the “Underwritten NOI ($)” or “Underwritten NCF ($)” characteristic as “N/A,” as applicable, as shown on the Final Data File,

e.	Use the maximum of “0.0%” and the result of the recalculation for the:
i.	Cut-off Date Collateral Interest Most Recent NOI Debt Yield,
ii.	Cut-off Date Collateral Interest Most Recent NCF Debt Yield,
iii.	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield,
iv.	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield,
v.	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield,
vi.	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield,
vii.	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield and
viii.	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield

characteristics for any Mortgage Loan with an in place or springing debt service reserve or holdback and

Attachment A Page 18 of 19

24. (continued)

f.	Use “N/A” for the:
i.	Collateral Interest Appraisal Stabilized NOI Debt Yield,
ii.	Collateral Interest Appraisal Stabilized NCF Debt Yield,
iii.	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield and
iv.	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield

characteristics for any Mortgage Loan with the “Appraisal Stabilized NOI ($)” or “Appraisal Stabilized NCF ($)” characteristic as “N/A,” as applicable, as shown on the Final Data File.

For the Underlying Properties associated with any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Collateral Interest Most Recent NOI Debt Yield,
b.	Cut-off Date Collateral Interest Most Recent NCF Debt Yield,
c.	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield,
d.	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield,
e.	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield,
f.	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield,
g.	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield,
h.	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield,
i.	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield,
j.	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield,
k.	Collateral Interest Underwritten Stabilized NOI Debt Yield,
l.	Collateral Interest Underwritten Stabilized NCF Debt Yield,
m.	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield,
n.	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield,
o.	Collateral Interest Appraisal Stabilized NOI Debt Yield and
p.	Collateral Interest Appraisal Stabilized NCF Debt Yield

for the Multiple Property Loan as the value for each of the characteristics listed in a. through p. above for each of the Underlying Properties associated with such Multiple Property Loan.

Attachment A Page 19 of 19

25.	Using:
a.	Information on the Final Data File,
b.	The applicable instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by the Collateral Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Mortgage Loan Commitment Original Balance / Unit ($),
ii.	Mortgage Loan Cut-off Date Balance / Unit ($) and
iii.	Mortgage Loan Balloon Balance / Unit ($)

of each Mortgage Loan (except for any Mortgage Loans in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item) and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan in a Crossed Loan Group, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the characteristics listed in i. through iii. above on an aggregate basis for those Mortgage Loans in the Crossed Loan Group.

For the Underlying Properties associated with any Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Loan Commitment Original Balance / Unit ($)
b.	Mortgage Loan Cut-off Date Balance / Unit ($),
c.	Mortgage Loan Balloon Balance / Unit ($) and

for the Multiple Property Loan as the value for each of the characteristics listed in a. through c. above for each of the Underlying Properties associated with such Multiple Property Loan.

26.	Using the “Collateral Interest Cut-off Date Balance ($)” of the Collateral Interests and Underlying Properties, as applicable, as shown on the Final Data File, we recalculated the “Aggregate Collateral Interest Cut-off Date Balance %” of each Collateral Interest and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

27.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($) and
b.	Mortgage Loan Commitment Original Balance ($),

as shown on the Final Data File, we recalculated the “% Funded (As-of Cut off Date)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in the Items above.

Exhibit 1 to Attachment A Page 1 of 2

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristics	Methodology Provided by the Collateral Manager

• N/A	Mortgage Loan Initial Funded Amount ($), Mortgage Loan Initial Unfunded Future Funding Amount ($), Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Balloon Balance ($), Collateral Interest Cut-off Date Balance ($), Collateral Interest Balloon Balance ($), Collateral Interest Cut-off Date Unfunded Balance ($), Future Funding Companion Participation Cut-off Date Unfunded Balance ($) and Pari Passu Funded Amount	Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the “Mortgage Loan Commitment Original Balance ($)” allocations for the corresponding Underlying Properties, as shown in the applicable Source Document(s)
• N/A	Mortgage Loan Commitment Original Balance ($), Mortgage Loan Initial Funded Amount ($), Mortgage Loan Initial Unfunded Future Funding Amount ($), Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Balloon Balance ($), Collateral Interest Cut-off Date Balance ($), Collateral Interest Balloon Balance ($),Collateral Interest Cut-off Date Unfunded Balance ($), Future Funding Companion Participation Cut-off Date Unfunded Balance ($) and Pari Passu Funded Amount	Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the total debt original balance allocations for the corresponding Underlying Properties, as shown in the applicable Source Document(s)

Exhibit 1 to Attachment A Page 2 of 2

Multiple Property Loan	Characteristics	Methodology Provided by the Collateral Manager

• N/A	Mortgage Loan Commitment Original Balance ($), Mortgage Loan Initial Funded Amount ($), Mortgage Loan Initial Unfunded Future Funding Amount ($), Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Balloon Balance ($), Collateral Interest Cut-off Date Balance ($), Collateral Interest Balloon Balance ($), Collateral Interest Cut-off Date Unfunded Balance ($), Future Funding Companion Participation Cut-off Date Unfunded Balance ($) and Pari Passu Funded Amount	Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the “As-Is Appraised Value ($)” for the corresponding Underlying Properties, as shown in the applicable Source Document(s)

Note:	Certain capitalized terms in the “Characteristics” and “Methodology Provided by the Collateral Manager” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 14

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address (see Note 2)	Appraisal Report
City (see Note 2)	Appraisal Report
State (see Note 2)	Appraisal Report
Zip Code	Appraisal Report
County (see Note 2)	Appraisal Report
Year Built (see Note 3)	Year Built Support File
Number of Units	Borrower Rent Roll or Appraisal Report
Unit of Measure	Borrower Rent Roll or Appraisal Report
Occupancy (%) (see Notes 4 and 5)	Borrower Rent Roll
Occupancy Date (see Note 5)	Borrower Rent Roll
Property Manager (see Note 24)	Management Agreement, Loan Agreement or Loan Modification Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report
As-Is Appraised Value ($) (see Note 7)	Appraisal Report
As-Is Appraisal Valuation Date (see Note 7)	Appraisal Report
Stabilized Appraised Value ($) (see Note 7)	Appraisal Report
Appraisal Anticipated Stabilization Date (see Note 7)	Appraisal Report
As-Complete Appraisal Valuation Date (see Note 7)	Appraisal Report
As-Complete Appraised Value ($) (see Note 7)	Appraisal Report
Land Value ($)	Appraisal Report
Engineering Report Date	Engineering Report, Construction Risk Assessment, Construction Progress Monitoring Report, Construction Site Observation Report, Funding and Risk Assessment or Project Status Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II) (see Note 8)	Phase II Environmental Report
Environmental Insurance (Y/N) (see Note 9)	Certificate of Environmental Insurance
Seismic Report Date (see Note 10)	Seismic Report
Seismic PML % (see Note 10)	Seismic Report
Seismic Insurance Obtained if PML >= 20% (Y/N) (see Note 11)	Certificate of Property Insurance

Exhibit 2 to Attachment A Page 2 of 14

Underwriting Information: (see Note 12)

Characteristic	Source Document(s)

Underwritten Revenues ($)	Underwriting Summary or Cash Flow Summary
Underwritten Expenses ($)	Underwriting Summary or Cash Flow Summary
Underwritten NOI ($)	Underwriting Summary or Cash Flow Summary
Underwritten Reserves ($)	Underwriting Summary or Cash Flow Summary
Underwritten NCF ($)	Underwriting Summary or Cash Flow Summary
Underwritten Occupancy (%)	Underwriting Summary or Cash Flow Summary
Underwritten Stabilized Revenues ($)	Underwriting Summary or Cash Flow Summary
Underwritten Stabilized Expenses ($)	Underwriting Summary or Cash Flow Summary
Underwritten Stabilized NOI ($)	Underwriting Summary or Cash Flow Summary
Underwritten Stabilized Reserves ($)	Underwriting Summary or Cash Flow Summary
Underwritten Stabilized NCF ($)	Underwriting Summary or Cash Flow Summary
Underwritten Stabilized Occupancy (%)	Underwriting Summary or Cash Flow Summary
Appraisal Stabilized Revenues ($)	Underwriting Summary or Cash Flow Summary
Appraisal Stabilized Expenses ($)	Underwriting Summary or Cash Flow Summary
Appraisal Stabilized NOI ($)	Underwriting Summary or Cash Flow Summary
Appraisal Stabilized Reserves ($)	Underwriting Summary or Cash Flow Summary
Appraisal Stabilized NCF ($)	Underwriting Summary or Cash Flow Summary
Appraisal Stabilized Occupancy (%)	Underwriting Summary or Cash Flow Summary

Exhibit 2 to Attachment A Page 3 of 14

Reserve and Escrow Information: (see Notes 13 and 27)

Characteristic	Source Document(s)

Tax Escrow (Upfront) ($)	Upfront Reserve and Capitalized Budget Schedule
Tax Escrow (Cut-off Date) ($)	Arbor Loan Balance and Reserve Schedule
Tax Escrow (Monthly) ($)	Arbor Loan Balance and Reserve Schedule
Springing Tax Escrow Description	Loan Agreement or Loan Modification Agreement
Insurance Escrow (Upfront) ($)	Upfront Reserve and Capitalized Budget Schedule
Insurance Escrow (Cut-off Date) ($)	Arbor Loan Balance and Reserve Schedule
Insurance Escrow (Monthly) ($)	Arbor Loan Balance and Reserve Schedule
Springing Insurance Escrow Description	Loan Agreement or Loan Modification Agreement
Replacement Reserve (Upfront) ($)	Upfront Reserve and Capitalized Budget Schedule
Replacement Reserve (Cut-off Date) ($)	Arbor Loan Balance and Reserve Schedule
Replacement Reserve (Monthly) ($)	Arbor Loan Balance and Reserve Schedule
Springing Replacement Reserve Description	Loan Agreement or Loan Modification Agreement
Replacement Reserve Cap ($)	Loan Agreement or Loan Modification Agreement
TI/LC Reserve (Upfront) ($)	Upfront Reserve and Capitalized Budget Schedule
TI/LC Reserve (Cut-off Date) ($)	Arbor Loan Balance and Reserve Schedule
TI/LC Reserve (Monthly) ($)	Arbor Loan Balance and Reserve Schedule
Springing TI/LC Reserve Description	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap ($)	Loan Agreement or Loan Modification Agreement
Environmental Reserve (Upfront) ($)	Upfront Reserve and Capitalized Budget Schedule
Environmental Reserve (Cut-off Date) ($)	Arbor Loan Balance and Reserve Schedule
Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Upfront Reserve and Capitalized Budget Schedule
Upfront Engineering/Deferred Maintenance (Cut-off Date) ($)	Arbor Loan Balance and Reserve Schedule
Debt Service Reserve (Upfront) ($)	Upfront Reserve and Capitalized Budget Schedule
Debt Service Reserve (Cut-off Date) ($)	Arbor Loan Balance and Reserve Schedule
Debt Service Reserve (Monthly) ($)	Arbor Loan Balance and Reserve Schedule
Debt Service Reserve Cap ($)	Loan Agreement or Loan Modification Agreement
Springing Debt Service Reserve Description	Loan Agreement or Loan Modification Agreement
Other Reserves (Upfront) ($)	Upfront Reserve and Capitalized Budget Schedule
Other Reserves (Cut-Off Date) ($)	Arbor Loan Balance and Reserve Schedule
Other Reserves (Monthly) ($)	Arbor Loan Balance and Reserve Schedule
Other Reserves Description	Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($)	Loan Agreement or Loan Modification Agreement
Other Reserves 2 (Upfront) ($)	Upfront Reserve and Capitalized Budget Schedule
Other Reserves 2 (Cut-Off Date) ($)	Arbor Loan Balance and Reserve Schedule
Other Reserves 2 (Monthly) ($)	Arbor Loan Balance and Reserve Schedule
Other Reserves 2 Description	Loan Agreement or Loan Modification Agreement
Other Reserves 2 Cap ($)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 4 of 14

Mortgage Loan Information:

Characteristic	Source Document(s)

Recourse Carveout Guarantor	Recourse Guaranty, Loan Agreement or Loan Modification Agreement
Guarantor NW / Liquidity Requirements	Recourse Guaranty, Loan Agreement or Loan Modification Agreement
Mortgage Loan Initial Funded Amount ($) (see Note 13)	Arbor Loan Balance and Reserve Schedule
Mortgage Loan Initial Unfunded Future Funding Amount ($) (see Note 13)	Arbor Loan Balance and Reserve Schedule
Mortgage Loan Cut-off Date Balance ($) (see Note 13)	Arbor Loan Balance and Reserve Schedule
Collateral Interest Cut-off Date Balance ($) (see Note 13)	Arbor Loan Balance and Reserve Schedule
Junior Participation Cut-off Date Balance (see Note 13)	Arbor Loan Balance and Reserve Schedule
Junior Participation Cut-off Date Future Funding Unfunded Balance ($) (see Note 13)	Arbor Loan Balance and Reserve Schedule
Subordinate Debt Cut-off Date Balance ($) (see Note 13)	Arbor Loan Balance and Reserve Schedule
Future Funding Advance Conditions	Loan Agreement or Loan Modification Agreement
Note Date	Loan Agreement, Promissory Note or Loan Modification Agreement
First Payment Date (see Notes 14 and 23)	Loan Agreement, Loan Modification Agreement or Funding Advice
ARD Loan (Y/N)	Loan Agreement or Loan Modification Agreement
Initial Maturity Date or Anticipated Repayment Date (see Notes 23 and 26)	Loan Agreement or Loan Modification Agreement
Extension Options (Y/N) (see Note 19)	Loan Agreement or Loan Modification Agreement
Extension Options Description (see Note 19)	Loan Agreement or Loan Modification Agreement
First Extension Period (months) (see Note 19)	Loan Agreement or Loan Modification Agreement
Second Extension Period (months) (see Note 19)	Loan Agreement or Loan Modification Agreement
First Extension Fee (see Note 19)	Loan Agreement or Loan Modification Agreement
Second Extension Fee (see Note 19)	Loan Agreement or Loan Modification Agreement
First Extension Floor (see Note 19)	Loan Agreement or Loan Modification Agreement
Second Extension Floor (see Note 19)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 5 of 14

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

First Extension Cap (see Note 19)	Loan Agreement or Loan Modification Agreement
Second Extension Cap (see Note 19)	Loan Agreement or Loan Modification Agreement
First Extension Period Requirements (see Note 19)	Loan Agreement or Loan Modification Agreement
Second Extension Period Requirements (see Note 19)	Loan Agreement or Loan Modification Agreement
Fully Extended Maturity Date (see Note 23)	Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Loan Agreement or Loan Modification Agreement
Amortization Type During Initial Term (see Note 26)	Loan Agreement or Loan Modification Agreement
Amortization Type During Extensions (see Note 19)	Loan Agreement or Loan Modification Agreement
Rate Type	Loan Agreement or Loan Modification Agreement
Mortgage Loan Margin	Loan Agreement, Loan Modification Agreement or Participation Agreement
Mortgage Loan Margin Change (Y/N)	Loan Agreement or Loan Modification Agreement
Mortgage Loan Margin Change Description	Loan Agreement or Loan Modification Agreement
Mortgage Loan Index Floor (see Note 25)	Loan Agreement or Loan Modification Agreement
Mortgage Loan Index Cap (see Notes 1 and 25)	Interest Rate Cap Agreement
Mortgage Loan Index Cap Provider (see Notes 1 and 25)	Interest Rate Cap Agreement
Mortgage Loan Index Cap Termination Date (see Notes 1 and 25)	Interest Rate Cap Agreement
Index Rounding Factor (see Note 25)	Loan Agreement or Loan Modification Agreement
Lookback Period (see Note 1)	Loan Agreement or Loan Modification Agreement
Grace Period Default (Days) (see Note 1)	Loan Agreement or Loan Modification Agreement
Grace Period Late (Days)	Loan Agreement or Loan Modification Agreement
Initial Prepayment Provision (see Notes 15, 22 and 23)	Loan Agreement or Loan Modification Agreement
Remaining Call Protection (Cut-off Date) (see Note 15)	Loan Agreement, Loan Modification Agreement and/or Arbor Interest Paid Schedule
Recourse (see Note 21)	Recourse Guaranty, Recourse and Shortfall Guaranty, Limited Payment Guaranty, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 14

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Recourse Provisions	Recourse Guaranty, Guaranty of Completion, Recourse and Shortfall Guaranty, Hazardous Materials Indemnity Agreement, Interest and Reserve Replenishment Guaranty, Guaranty of Minimum Equity Investment, Equity Guaranty, Pledge Guaranty, Limited Payment Guaranty, and Interest and Reserves Guaranty
Lockbox Type (see Note 16)	Loan Agreement, Loan Modification Agreement or Cash Management Agreement
Cash Management Trigger Event	Loan Agreement, Loan Modification Agreement or Cash Management Agreement
Cash Management Type (see Note 17)	Loan Agreement, Loan Modification Agreement or Cash Management Agreement
Junior Participation Cut-off Date Margin	Loan Agreement, Loan Modification Agreement or Participation Agreement
Collateral Interest Margin	Loan Agreement, Loan Modification Agreement or Participation Agreement
Subordinate Debt (Y/N) (see Note 18)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Subordinate Debt Type (see Note 18)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Subordinate Debt Amortization Type (see Note 18)	Secondary Financing Documents
Subordinate Debt Rate Type (see Note 18)	Secondary Financing Documents
Subordinate Debt Margin (see Notes 18 and 20)	Secondary Financing Documents
Subordinate Debt Index (see Notes 18 and 20)	Secondary Financing Documents
Subordinate Debt Index Rounding (see Notes 18 and 20)	Secondary Financing Documents
Subordinate Debt Accrual Basis (see Note 18)	Secondary Financing Documents

Exhibit 2 to Attachment A Page 7 of 14

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement or Loan Modification Agreement
Ownership Interest	Final Title Policy or Pro Forma
Ground Lease (Y/N)	Ground Lease or Ground Lease Estoppel
Ground Lease Initial Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment ($)	Ground Lease, Ground Lease Estoppel or Underwriting Summary
Ground Lease Extension (Y/N)	Ground Lease or Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date with Extensions	Ground Lease or Ground Lease Estoppel
Tenants-in-common (Y/N)	Loan Agreement or Loan Modification Agreement
% of Development Completed (As of Cut off Date) (see Note 6)	Arbor Property Schedule
% of Units Completed (As of Cut off Date) (see Note 6)	Arbor Property Schedule
Borrower Equity Contribution (As of Cut off Date) ($) (see Note 6)	Arbor Property Schedule
Loan to Cost (see Note 6)	Arbor Property Schedule
Total Project Cost ($) (see Note 6)	Arbor Property Schedule
Remaining Cost to Complete ($) (see Notes 13 and 28)	Arbor Loan Balance and Reserve Schedule
Upfront Interest Amount Capitalized in Budget ($) (see Notes 13 and 28)	Upfront Reserve and Capitalized Budget Schedule
Remaining Interest Amount Capitalized in Budget as of Cut-off Date ($) (see Notes 13 and 28)	Arbor Loan Balance and Reserve Schedule
Upfront Tax Amount Capitalized in Budget ($) (see Notes 13 and 28)	Upfront and Remaining Capitalized Budget Schedule
Remaining Tax Amount Capitalized in Budget as of Cut-off Date ($) (see Notes 13 and 28)	Upfront and Remaining Capitalized Budget Schedule
Upfront Insurance Amount Capitalized in Budget ($) (see Notes 13 and 28)	Upfront and Remaining Capitalized Budget Schedule
Remaining Insurance Amount Capitalized in Budget as of Cut-off Date ($) (see Notes 13 and 28)	Upfront and Remaining Capitalized Budget Schedule

Exhibit 2 to Attachment A Page 8 of 14

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the Collateral Manager, on behalf of the Issuer, instructed us to use the value, as shown on the Preliminary Data File, for the applicable characteristic listed in Table A1, even if the information on the Preliminary Data File did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic

Town Creek New Braunfels	N/A	Grace Period Default (Days)

AHV East Village at Baseline	N/A	Lookback Period
Mortgage Loan Index Cap
Mortgage Loan Index Cap Provider
Mortgage Loan Index Cap Termination Date

BB Living at Epperson Ranch	N/A	Lookback Period

AHV Kinston at Centerra	N/A	Mortgage Loan Index Cap
Mortgage Loan Index Cap Provider
Mortgage Loan Index Cap Termination Date

Parchaus Marble Falls	N/A	Mortgage Loan Index Cap
Mortgage Loan Index Cap Provider
Mortgage Loan Index Cap Termination Date

BB Living at The Oaks North	N/A	Mortgage Loan Index Cap
Mortgage Loan Index Cap Provider
Mortgage Loan Index Cap Termination Date

BB Living Sweetwater Crossing	N/A	Mortgage Loan Index Cap
Mortgage Loan Index Cap Provider
Mortgage Loan Index Cap Termination Date

Casey Corner	N/A	Mortgage Loan Index Cap
Mortgage Loan Index Cap Provider
Mortgage Loan Index Cap Termination Date

ParcHaus Firewheel Garland	N/A	Mortgage Loan Index Cap
Mortgage Loan Index Cap Provider
Mortgage Loan Index Cap Termination Date

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the (a) information described in Table A1, as shown on the Preliminary Data File, or (b) instruction(s) provided by the Collateral Manager, on behalf of the Issuer, described in this Note.

Exhibit 2 to Attachment A Page 9 of 14

Notes: (continued)

2.	For the purpose of comparing the indicated characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

3.	For the purpose of comparing the “Year Built” characteristic, the year built support file Source Document is a Microsoft Excel file labeled “ARCREN 2025-BTR1 Year Built 20250312.xlsx” which was provided by the Collateral Manager, on behalf of the Issuer, on 12 March 2025.

4.	For the purpose of comparing the “Occupancy (%)” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to consider units labeled as “down” in the applicable Source Document(s) as vacant.

For the purpose of comparing the “Occupancy (%)” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to exclude units labeled as “special use,” “model” or “admin” in the applicable Source Document(s).

5.	For the purpose of comparing the indicated characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for any Mortgaged Property that does not contain a borrower rent roll Source Document in the related loan file.

6.	For the purpose of comparing the indicated characteristics, the Arbor property schedule Source Document is a Microsoft Excel file labeled “4.0-5 CLO Cutoff Date 4 30 Updates.xlsx” which was provided by the Collateral Manager, on behalf of the Issuer, on 2 May 2025.

7.	For the purpose of comparing the indicated characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to use the value and date corresponding to the related value type characteristic, as shown on the Preliminary Data File.

8.	The Collateral Manager, on behalf of the Issuer, instructed us to only perform procedures on the “Environmental Report Date (Phase II)” characteristic for any Mortgaged Property that contained a phase II environmental report Source Document in the related loan file.

9.	For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use “Yes” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place. For any Mortgaged Property that does not contain a certificate of environmental insurance Source Document in the related loan file, the Collateral Manager, on behalf of the Issuer, instructed us to use “No” for the purpose of comparing the “Environmental Insurance (Y/N)” characteristic.

10.	The Collateral Manager, on behalf of the Issuer, instructed us to only perform procedures on the indicated characteristic(s) for any Mortgaged Property that contained a seismic report Source Document in the related loan file.

Exhibit 2 to Attachment A Page 10 of 14

Notes: (continued)

11.	For the purpose of comparing the “Seismic Insurance Obtained if PML >= 20% (Y/N)” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use “Yes” if the “Seismic PML %” characteristic on the Preliminary Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place. If the “Seismic PML %” characteristic on the Preliminary Data File is less than 20% or is “N/A,” the Collateral Manager, on behalf of the Issuer, instructed us to use “No” for the “Seismic Insurance Obtained if PML >= 20% (Y/N)” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

12.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

13.	For the purpose of comparing certain of the indicated characteristics, the Arbor loan balance and reserve schedule Source Document is a Microsoft Excel file labeled “4.0-2 ARCREN 2025-BTR1 - Balance Schedule - 4.30.2025.xlsx” which was provided by the Collateral Manager, on behalf of the Issuer, on 2 May 2025.

For the purpose of comparing certain of the indicated characteristics, the upfront reserve and capitalized budget schedule Source Document is a Microsoft Excel file labeled “2.0-3 ARCREN 2025-BTR1 - Upfront Int Tax & Insurance Reserves - 4.15 Cutoff.xlsx” which was provided by the Collateral Manager, on behalf of the Issuer, on 17 April 2025.

For the purpose of comparing certain of the indicated characteristics, the upfront and remaining capitalized budget schedule Source Document is a Microsoft Excel file labeled “4.0-4 ARCREN 2025-BTR1 - Upfront and Current Tax & Insurance Reserves - 4.30 Cutoff.xlsx” which was provided by the Collateral Manager, on behalf of the Issuer, on 2 May 2025.

For the purpose of comparing the “Junior Participation Cut-off Date Balance” and “Subordinate Debt Cut-off Date Balance ($)” characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” if the Arbor loan balance and reserve schedule Source Document does not indicate that there is junior debt or subordinate debt, respectively.

For the purpose of comparing the “Junior Participation Cut-off Date Future Funding Unfunded Balance ($)” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use “0” if the Arbor loan balance and reserve schedule Source Document does not indicate that there is junior unfunded debt.

14.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Preliminary Data File for which the applicable Source Document(s) do not define the corresponding first payment due date, the Collateral Manager, on behalf of the Issuer, instructed us to assume that the “First Payment Date” is the payment due date related to the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 11 of 14

Notes: (continued)

15.	For certain Mortgage Loans, the applicable Source Document(s) indicate that payment of:
a.	An exit fee (the “Exit Fee”),
b.	A deferred commitment fee (the “Deferred Commitment Fee”) and/or
c.	An additional interest fee (the “Additional Interest Fee”)

may be required in connection with the prepayment and/or repayment of the Mortgage Loan. For the purpose of comparing the “Initial Prepayment Provision” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us not to consider any Exit Fee, Deferred Commitment Fee or Additional Interest Fee as a prepayment penalty.

For the purpose of comparing the “Initial Prepayment Provision” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to ignore any prepayment premiums, Minimum Interest Payments (as defined herein) or other conditions related to:

a.	Partial release events,
b.	Mandatory prepayments in connection with trigger events,
c.	Prepayments made in connection with the release of funds from any reserve account(s),
d.	Prepayments made in connection with an index conversion,
e.	Prepayments made in connection with a minimum interest period extension,
f.	Prepayments made in connection with minimum interest waiver conditions or
g.	Partial prepayments,

as described in the applicable Source Document(s).

For the purpose of comparing the “Remaining Call Protection (Cut-off Date)” characteristic, the Arbor interest paid schedule Source Document is a Microsoft Excel file labeled “4.0-3 ARCREN 2025-BTR1 - Interest Paid to Date 4.30.2025.xlsx” which was provided by the Collateral Manager, on behalf of the Issuer, on 2 May 2025.

For certain Mortgage Loans, the applicable Source Document(s) indicate that a minimum amount of interest (each, a “Minimum Interest Payment”) may be required in connection with a prepayment of the Mortgage Loan (each, a “Minimum Interest Loan”). For the purpose of comparing the “Remaining Call Protection (Cut-off Date)” characteristic for any Minimum Interest Loan for which the Minimum Interest Payment has not yet been satisfied, as shown in the Arbor interest paid schedule Source Document, the Collateral Manager, on behalf of the Issuer, instructed us to use the (i) difference between the Minimum Interest Payment, as shown in the Source Document(s), and the total amount of interest paid, as shown in the Arbor interest paid schedule Source Document, for the “MI” and (ii) corresponding “Original Loan Term (Remaining),” as shown on the Preliminary Data File, for the “O.”

For the purpose of comparing the “Remaining Call Protection (Cut-off Date)” characteristic for any (i) Mortgage Loan that is not a Minimum Interest Loan or (ii) Minimum Interest Loan for which the Minimum Interest Payment has been satisfied, as shown in the Arbor interest paid schedule Source Document, the Collateral Manager, on behalf of the Issuer, instructed us to use the corresponding “Original Loan Term (Remaining),” as shown on the Preliminary Data File, for the “O.”

Exhibit 2 to Attachment A Page 12 of 14

Notes: (continued)

16.	For the purpose of comparing the “Lockbox Type” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the descriptions included in the Draft Preliminary Offering Memorandum.

17.	For the purpose of comparing the “Cash Management Type” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the descriptions included in the Draft Preliminary Offering Memorandum.

18.	For the purpose of comparing the indicated characteristics for any Mortgage Loan which has additional debt, either:
a.	The loan agreement or loan modification agreement Source Documents describe the existence of additional debt or
b.	The Collateral Manager, on behalf of the Issuer, provided us with certain mezzanine promissory notes, mezzanine loan agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement, loan modification agreement Source Documents and/or the Secondary Financing Documents provided to us by the Collateral Manager, on behalf of the Issuer, we could not determine whether there is additional existing secondary financing.

For the purpose of comparing the indicated characteristics (except for the “Subordinate Debt (Y/N)“ characteristic) for any Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraph(s) of this Note), the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A,” and for the purpose of comparing the “Subordinate Debt (Y/N)“ characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use “No.”

19.	For the purpose of comparing the indicated characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Only consider any extension option(s) that have not been exercised as of the Reference Date and
b.	Not include information relating to any exercised extension term(s),

as shown on the Preliminary Data File and in the applicable Source Document(s).

20.	For the purpose of comparing the indicated characteristics for any Mortgage Loan with the “Subordinate Debt Rate Type” characteristic as “Fixed,” as shown on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A.”

Exhibit 2 to Attachment A Page 13 of 14

Notes: (continued)

21.	For the purpose of comparing the “Recourse” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use “Full” if the applicable Source Document(s) indicate the Mortgage Loan is recourse, “Non-Recourse” if the applicable Source Document(s) indicate the Mortgage Loan is nonrecourse and a shortfall guaranty or limited payment guaranty is not in place, and “Partial” if the applicable Source Document(s) indicate the Mortgage Loan is nonrecourse and a shortfall guaranty or limited payment guaranty is in place.

22.	For certain Mortgage Loans, the applicable Source Document(s) indicate that the “Initial Maturity Date or Anticipated Repayment Date” occurs during an interest accrual period. For the purpose of comparing the “Initial Prepayment Provision” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the number of loan payment dates (including the “Initial Maturity Date or Anticipated Repayment Date”), irrespective of the number of full interest accrual periods.

23.	For the purpose of comparing the indicated characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to ignore any adjustments related to business days, as described in the applicable Source Document(s).

24.	For the purpose of comparing the “Property Manager” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A” for any Mortgaged Property that does not (i) contain a management agreement Source Document in the related loan file or (ii) specify a property manager in the loan agreement or loan modification agreement Source Document(s).

25.	For the purpose of comparing the indicated characteristics for any Mortgage Loan listed in Table A2, the Collateral Manager, on behalf of the Issuer, instructed us to use the information, as shown in the corresponding Source Document(s), relating to an index of LIBOR.

Table A2:
Mortgage Loan

AHV East Village at Baseline
BB Living at Epperson Ranch

26.	For the purpose of comparing the indicated characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to consider any exercised extension term(s) and/or any other previous modification(s) to the loan term as part of the initial term.

27.	For the purpose of comparing the indicated characteristics for any Build to Rent Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A.”

28.	For the purpose of comparing the indicated characteristics for any Bridge Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use “N/A.”

Exhibit 2 to Attachment A Page 14 of 14

Notes: (continued)

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in the Notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Collateral Interest Number
Collateral Interest Status
Collateral Interest / Property Flag
Collateral Interest/Mortgaged Property Name
# of Properties
Collateral Interest Type
Index
Future Debt Permitted (Y/N)
Permitted Future Debt Type
Loan Purpose
Cross Collateralized and Cross Defaulted Loan Flag
Pari Passu Funded Amount
Pari Passu Balance in Other Securitization
Builder/GC
Single-Tenant (Y/N)
Largest Tenant Name
Largest Tenant Square Feet
Largest Tenant Square Feet %
Largest Tenant Expiration Date
2nd Largest Tenant Name
2nd Largest Tenant Square Feet
2nd Largest Tenant Square Feet %
2nd Largest Tenant Expiration Date
3rd Largest Tenant Name
3rd Largest Tenant Square Feet
3rd Largest Tenant Square Feet %
3rd Largest Tenant Expiration Date
4th Largest Tenant Name
4th Largest Tenant Square Feet
4th Largest Tenant Square Feet %
4th Largest Tenant Expiration Date
5th Largest Tenant Name
5th Largest Tenant Square Feet
5th Largest Tenant Square Feet %
5th Largest Tenant Expiration Date
Year Renovated
Property Type
Specific Property Type
As-Is Appraised Value Type
As Complete Appraised Value Type
Stabilized Appraised Value Type
Third Most Recent As Of Period
Third Most Recent Revenues ($)

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Third Most Recent Expenses ($)
Third Most Recent NOI ($)
Third Most Recent NCF ($)
Second Most Recent As Of Period
Second Most Recent Revenues ($)
Second Most Recent Expenses ($)
Second Most Recent NOI ($)
Second Most Recent NCF ($)
Most Recent As Of Period
Most Recent Revenues ($)
Most Recent Expenses ($)
Most Recent NOI ($)
Most Recent NCF ($)
Third Extension Period (months)
Third Extension Fee
Third Extension Period Requirements
Third Extension Floor
Third Extension Cap
Subordinate Debt Floor
Subordinate Debt Cap
Sponsor
Affiliated Sponsor (Y/N)
Collateral Completion Date
Collateral Interest Cut-off Date Unfunded Balance ($)
Future Funding Companion Participation Cut-off Date Unfunded Balance ($)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.